Income Taxes - Schedule of Loss Before Provision for Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
United States					$ (9,000,663)	$ (6,097,351)
International					0	0
Loss before income tax expense (benefit)	$ (4,557,406)	$ (3,619,494)	$ (19,692,139)	$ (5,496,958)	$ (9,000,663)	$ (6,097,351)